CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENTS
CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — CONSOLIDATED FINANCIAL STATEMENTS

3.1 — Subsidiaries

Listed below are the significant consolidated subsidiaries:

		Equity Interests
Consolidated company	Country	Total capital (*)
		2022	2021	2020
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A.	Brazil	99.86	99.86	99.86
Gerdau Aços Longos S.A. and subsidiaries (2)	Brazil	99.83	99.83	99.82
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	47.34	70.62	89.26
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V.	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (5)	Argentina	99.98	99.98	99.98
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	—	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Next S.A. and subsidiaries (6)	Brazil	100.00	100.00	—

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**)	The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 62.14% in 2022, 73.54% in 2021 and 92.58% in 2020.
(1)	Subsidiaries: Gerdau Ameristeel US Inc., GUSAP III LLP and Chaparral Steel Company.
(2)	Subsidiaries: Gerdau Açominas Overseas Ltd.
(3)	Subsidiary: Gerdau MacSteel Inc.
(4)	Fixed-income investment fund managed by Bank JP Morgan S.A.
(5)	Subsidiary: Siderco S.A.
(6)	Subsidiaries: G2L Logística Ltda, G2base Fundações e Contenções Ltda e G2 Adições Minerais e Químicas Ltda., Gerdau Ventures Participações Ltda, Circulabi S.A. and Cluster Industrial S.A.

In March 2022, the Company sold 100% of its interest in the subsidiary Sizuca - Siderúrgica Zuliana C.A., located in Venezuela, without recognizing material losses in relation to the equity value recorded in its financial statements on December 31, 2021. In June 2022, the Company acquired an additional interest of 3.65% in the subsidiary Siderúrgica Latino Americana S.A., subsequently incorporating it into the subsidiary Gerdau Aços Longos S.A., which resulted in the recognition of a loss of R$ 33,845 in the equity attributable to the equity holders of the parent as a result of transactions with non-controlling shareholders. The other amounts involved in these transactions and their impact on the financial statements are not considered material by the Management of the Company.

3.2 — Joint ventures

Listed below are the interests in joint ventures:

		Equity Interests
Joint ventures	Country	Total capital (*)
		2022	2021	2020
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	75.00	75.00	70.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	50.00	50.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Diaco S.A.	Colombia	49.87	49.87	49.87
Juntos Somos Mais Fidelização S.A.	Brazil	27.50	27.50	27.50
Addiante S.A (1)	Brazil	50.00	—	—
Ubiratã Tecnologia S.A (2)	Brazil	50.00	—	—

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

(1)

Company jointly controlled by Gerdau Next S.A. with Randon Serviços e Participações Ltda. for exploring the activity of providing leasing services for heavy or agricultural machinery and equipment, railway modules and containers, as well as heavy and light commercial vehicles, intended for road and rail transport.

(2)

Company jointly controlled by Gerdau Next S.A. with Spacetime Labs – STA do Brasil Sistemas de Informação S.A. for activity focused on the development of artificial intelligence and robotic systems for basic industries.

Although the Company owns more than 50% of Gerdau Corsa S.A.P.I. de C.V. and Gerdau Summit Aços Fundidos e Forjados S.A., it does not consolidate the financial statements of these joint venture entities, due to joint control agreements with the other shareholders that prevent the Company from controlling the decisions in conducting the joint venture’s business.

The Company presents the joint venture information in aggregate, since the investments in these entities are not individually material. The financial information of these joint ventures, accounted for under the equity method, is shown below:

	Joint ventures
Joint ventures	2022	2021	2020
Cash and cash equivalents	948,019	1,146,411	1,014,518
Total current assets	5,358,394	6,175,859	4,047,061
Total non-current assets	4,817,960	5,223,576	5,264,743
Short-term debt	454,518	890,039	621,198
Total current liabilities	3,574,475	4,360,043	2,862,035
Long-term debt	921,164	2,054,530	2,880,694
Total non-current liabilities	1,232,537	2,374,207	3,808,813
Equity	5,369,343	4,665,184	2,640,956
Net sales	14,978,713	12,263,023	6,916,719
Cost of sales	(12,072,326)	(10,075,640)	(2,230,550)
Income before financial income (expences) and taxes	2,424,468	1,396,769	629,803
Financial income	339,310	349,333	18,215
Financial expenses	(501,573)	(740,096)	(301,564)
Income and social contribution taxes	(518,113)	(104,359)	(28,481)
Net income	1,713,009	968,064	260,999
Depreciation and amortization	299,830	742,566	295,612
Other comprehensive income, net of tax	(2,056)	175	3,358
Total comprehensive income for the year, net of tax	1,710,953	968,239	264,356

3.3 — Associate companies

Listed below is the interest in associate company:

		Equity interests
Associate company	Country	Total capital (*)
		2022	2021	2020
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Although the Company owns more than 50% of Dona Francisca Energética S.A., it does not consolidate the financial statements of this associate because according to the associate by-laws it is necessary 65% of interest to control the company.

The summarized financial information of the associate company, accounted for under the equity method, is shown as follows:

	Associate company
Associate company	2022	2021	2020
Cash and cash equivalents	12	16	13
Total current assets	10,148	13,570	14,562
Total non-current assets	165,267	166,855	114,236
Total current liabilities	22,374	19,938	4,452
Total non-current liabilities	31,266	42,987	2,119
Equity	121,776	117,500	122,227
Net sales	66,163	66,796	70,314
Cost of sales	(32,368)	(24,676)	(24,631)
Income before financial income (expences) and taxes	32,703	40,193	44,142
Financial income	1,187	489	295
Financial expenses	(6,359)	(1,153)	(88)
Income and social contribution taxes	(3,009)	(2,298)	(2,343)
Net income	24,522	37,231	42,007
Depreciation and amortization	11,646	5,464	4,533
Total comprehensive income for the year, net of tax	24,522	37,231	42,007

3.4 — Results in operations with subsidiary and joint ventures

On November 30, 2021, the Company, together with Grupo Córdova (comprised of Corcre, S.A.P.I. de C.V. and Juan Angel Córdova Creel), concluded the stages of the corporate reorganization of operations in Mexico involving its subsidiary Sidertúl, S.A. de C.V. ( Sidertúl) and the joint venture Gerdau Corsa, S.A.P.I. de C.V. (Gerdau Corsa) and its subsidiary Aceros Corsa, S.A. de C.V. (Aceros Corsa). The corporate reorganization was approved by the shareholders of the companies involved, as well as by the Comisión Federal de Competencia Económica – COFECE and took effect as of December 1, 2021. The corporate reorganization of the companies Sidertúl and Aceros Corsa by Gerdau Corsa is part of the process of reorganization and simplification of the corporate structure in Mexico, with the objective of: (i) strengthening the financial structure of Gerdau Corsa, with the reduction of leverage and financial expenses; (ii) centralizing the main business activities, generating greater operational efficiency for the companies involved; and (iii) optimizing internal processes, creating synergy in activities and economies of scale by reducing administrative, operational and tax costs. Additionally, the corporate reorganization reinforces the Company’s commitment to its operations in Mexico. As a result of the corporate reorganization, the Company increased its interest in Gerdau Corsa from 70% to 75%, maintaining joint control of this company with Grupo Córdova.

As a result of this corporate reorganization of operations in Mexico, the Company recognized a gain in 2021 of R$ 193,651, which is calculated as the difference between the carrying amount and the fair value of Sidertúl and R$ 193,334 for the recycling to income of the cumulative translation adjustments, which is required as the Company lost Sidertúl control, as presented in the statement of comprehensive income. The corporate reorganization resulted in the loss of control of Sidertúl and as required by IFRS, the Company carried out a proportional write-off of goodwill from the North America segment in the amount of R$ 549,898, as described in Note 11, measured on the basis of the relative values of the operation disposed of and the portion of the cash-generating unit retained. The net result of this corporate reorganization was an expense of R$ 162,913 recognized in the line of Results in operations with subsidiary and joint ventures.

3.5 — Acquisition of subsidiary

On November 30, 2020, the Company, through its subsidiary Gerdau Aços Longos SA, concluded, after complying with the respective precedent conditions, including the approval of the Administrative Council for Economic Defense - CADE, the acquisition of 96.35% of the total and voting shares issued by Siderúrgica Latino-Americana S.A. (“Silat”) for R$ 475,961, using cash resources. Silat is in Caucaia, in the metropolitan region of Fortaleza, State of Ceará. Through this transaction, Gerdau reinforces its long-term strategy and its position in the steel value chain through investments and acquisitions. The addition of this new unit helps the Company in the supply equation for the Brazilian market as a whole, as it is associated with our other capacities in the Northeast and Southeast regions.

The Company concluded the fair value assessment of the assets and liabilities of Silat and the following table summarizes the fair value of such assets and liabilities at the date of business combination:

	Book Value	Acquisition Adjustments	Fair value of the acquisition

Cash and cash equivalents	33,419	—	33,419
Trade accounts receivable - net	13,190	—	13,190
Inventories	24,160	—	24,160
Other current assets	11,091	—	11,091
Property, plant and equipment	233,541	253,216	486,757
Other non-current assets	34,410	—	34,410
Current liabilities	(26,638)	—	(26,638)
Non-current liabilities	(359)	(86,093)	(86,452)
Non-controlling interest	(5,395)	(6,100)	(11,495)
Assets (Liabilities)	317,419	161,023	478,442
Negative Goodwill	—	(2,481)	(2,481)
Net assets	317,419	158,542	475,961

Amounts related to net sales and accounts receivables, attributed to Silat and included in the Company’s Consolidated Financial Statements since the acquisition date are not material. Silat, since the acquisition date until December 31, 2020, did not generate significant amounts of net sales and net income. In addition, the amount of net sales and net profit generated by this entity during the period ended December 31, 2020, had it been acquired at the beginning of that period, would not have been material. The negative goodwill of R$ 2,481 was recorded in the Other operating income line in the Statements of Income.

3.6 - Total purchase price considered for the 2020 acquisition

Subsidiary acquired	2020
Siderúrgica Latino-Americana S.A.	475,961
Total consideration paid	475,961
Less: Cash and cash equivalents of acquired subsidiary	(33,419)
442,542